Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss	6 Months Ended
Jun. 30, 2018
Non trading financial assets mandatory at fair value through profit or loss Abstract
Disclosure of Non trading financial assets mandatory at fair value through profit or loss Explanatory

Non-trading financial assets mandatorily at fair value through profit or loss

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2018
Equity instruments	6.2.1	2,758
Debt securities	6.2.1	290
Loans and advances	6.2.1	1,329
Total Assets		4,377

This heading is included with the implementation of IFRS 9 on January 1, 2018. There were no balances recorded before (see Note 2.1 and Appendix IV).